INCOME TAX, Narrative (FY) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Operating loss carryforwards	$ 0	$ 169,370
Valuation allowance	$ 344,957	$ 169,370